Property, plant and equipment - Additional information (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about property, plant and equipment
Property, plant and equipment	£ 72	£ 82
Freehold buildings | Maximum
Disclosure of detailed information about property, plant and equipment
Property, plant and equipment estimated useful lives	50 years
Long leasehold | Maximum
Disclosure of detailed information about property, plant and equipment
Property, plant and equipment estimated useful lives	50 years
Leasehold improvements | Maximum
Disclosure of detailed information about property, plant and equipment
Property, plant and equipment estimated useful lives	10 years
Plant | Minimum
Disclosure of detailed information about property, plant and equipment
Property, plant and equipment estimated useful lives	3 years
Plant | Maximum
Disclosure of detailed information about property, plant and equipment
Property, plant and equipment estimated useful lives	20 years
Office furniture, fixtures and fittings | Minimum
Disclosure of detailed information about property, plant and equipment
Property, plant and equipment estimated useful lives	5 years
Office furniture, fixtures and fittings | Maximum
Disclosure of detailed information about property, plant and equipment
Property, plant and equipment estimated useful lives	10 years
Computer systems, communication networks and equipment | Minimum
Disclosure of detailed information about property, plant and equipment
Property, plant and equipment estimated useful lives	3 years
Computer systems, communication networks and equipment | Maximum
Disclosure of detailed information about property, plant and equipment
Property, plant and equipment estimated useful lives	7 years
Freehold land
Disclosure of detailed information about property, plant and equipment
Property, plant and equipment	£ 7	£ 7